10. STOCK-BASED COMPENSATION (Details - Option activity) - Jun. 30, 2015 - Options - USD ($)	Total
Share-based compensation activity
Options outstanding, beginning balance	6,470,000
Options outstanding, granted	370,000
Options outstanding, exercised	0
Options outstanding, forfeited	(90,556)
Options outstanding, expired	0
Options outstanding, ending balance	6,749,444
Options outstanding, exercisable	4,178,991
Options outstanding, unvested	2,570,453
Options outstanding, vested or expected to vest	6,749,444
Weighted average exercise price, beginning balance	$ 2.70
Weighted average exercise price, granted	1.66
Weighted average exercise price, exercised	0
Weighted average exercise price, forfeited	2.82
Weighted average exercise price, expired	0
Weighted average exercise price, ending balance	2.64
Weighted average exercise price, exercisable	2.67
Weighted average exercise price, unvested	2.59
Weighted average exercise price, vested or expected to vest	$ 2.64
Weighted average remaining contract term, ending term	9 years 5 months 1 day
Weighted average remaining contract term, exercisable	9 years 5 months 1 day
Weighted average remaining contract term, unvested	9 years 4 months 28 days
Weighted average remaining contract term, vested or expected to vest	9 years 5 months 1 day
Aggregate intrinsic value, ending balance	$ 0
Aggregate intrinsic value, exercisable	0
Aggregate intrinsic value, unvested	0
Aggregate intrinsic value, vested or expected to vest	$ 0